Loans Payable - Principal Repayments on Indebtedness (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
For the remaining three months ending December 31, 2019	$ 50,319
2020	12,849,696
2021	14,692,388
2022	8,186,108
2023	455,682
Thereafter	18,433,327
Total Maturities	54,667,520	$ 33,647,562
Less unamortized issuance costs	750,133	411,165	$ 455,732
Total mortgages payable, net	53,917,387	33,236,397	$ 24,419,268
Mortgages Payable
Debt Instrument [Line Items]
For the remaining three months ending December 31, 2019	50,319
2020	10,849,696
2021	14,692,388
2022	8,186,108
2023	455,682
Thereafter	18,433,327
Total Maturities	52,667,520
Less unamortized issuance costs	725,133	411,165
Total mortgages payable, net	51,942,387	$ 33,236,397
Line Of Credit And Related Party Note Payable Short Term
Debt Instrument [Line Items]
For the remaining three months ending December 31, 2019	0
2020	2,000,000
2021	0
2022	0
2023	0
Thereafter	0
Total Maturities	2,000,000
Less unamortized issuance costs	25,000
Total mortgages payable, net	$ 1,975,000